Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS

The Group evaluated events subsequent to the balance sheet date of December 31, 2021 through the date of issuance of the consolidated financial statements, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.

In March 2022, the Board of the Company resolved to modify exercise price for certain share options. Such modification of exercise price will lead to recognition of additional share-based compensation expenses which is estimated to be approximately RMB100,000 which will be charged to the Group’s consolidated statements of operations over the remaining requisite service period.

In March 2022, the Company granted 61,032,143 shares of options to its employees and independent directors pursuant to the Company's 2020 Share Incentive plan. These options have a vesting period of four years of employment services with 25% of the share options become vested on anniversary of vesting commencement date for four years thereafter.